Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
Description of the Plan
Description of the Plan

1. Description of the Plan

The Principal Select Savings Plan (the Plan) is a defined contribution 401(k) plan that was established January 1, 1985. The Plan is available to employees, field managers, agents holding a Career Agent Contract and financial representatives with Principal Life Insurance Company (Principal Life) and its subsidiaries or affiliates (the Company) who meet eligibility requirements. The Plan Sponsor is Principal Financial Group, Inc. (PFG), the ultimate parent of Principal Life.

Information about the Plan, including eligibility, and benefit provisions is contained in the Summary Plan Description. Copies of the Summary Plan Description are available from Principal Life’s Human Resources Benefits Department or the Company’s intranet. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

The Plan Administrator is responsible for the control and administration of the Plan. The Plan Administrator is the Benefit Plans Administration Committee (BPAC). For the purposes of investment and protection of Plan assets, the named fiduciary of the Plan is the Benefit Plans Investment Committee. The Plan is funded through a trust fund that holds group annuity contracts issued by Principal Life and collective investment trusts (CITs) issued by Principal Global Investors Trust Company (PGITC), an indirect wholly owned affiliate of PFG. The PFG Employee Stock Ownership Plan (ESOP), which consists of common stock of PFG, is held in a separate trust. The Trustees of the Trust that hold the group annuity contracts and CITs are employees of Principal Life. Bankers Trust is the Trustee of the Trust that holds PFG common stock in the ESOP. Delaware Charter Guarantee & Trust Company, doing business as Principal Trust Company, an affiliate of PFG, is the Directed Trustee of the self-directed brokerage account (SDBA). Principal Life is the recordkeeper of the Plan.

Contributions

On January 1, 2006, the Company made several changes to the retirement program. Participants who were age 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions under the qualified defined benefit retirement plan and the Plan and forgo receipt of the additional benefits offered by amendments to the Plan. The participants who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” Matching contributions for these participants were 50% of deferrals up to 6% of eligible pay-period compensation. Effective January 1, 2023, the Plan ceased the prior benefit provisions for the Grandfathered Choice Participants.

Matching contributions for all participants in 2025 and 2024 were 75% of deferrals up to 8% of eligible pay-period compensation.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and the Company’s matching contributions. The participant’s account also receives an allocation of plan earnings and administrative expenses. Plan earnings are allocated based on the participant’s share of net earnings or losses of their respective elected investment options. Allocations of administrative expenses are based on the participant’s account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are eligible for immediate entry into the Plan with vesting at 100% after three years. The funds accumulate along with interest and investment return and are available for withdrawal by participants at retirement, termination, or when certain withdrawal specifications are met. The participants may also obtain loans of their vested accrued benefit, subject to certain limitations described in the governing document (the Plan Document). The federal and state income taxes of the participant are deferred (except in the case of Roth deferrals) on the contributions until the funds are withdrawn from the Plan.

Forfeitures

Upon termination of employment, participants forfeit their non-vested balances. Forfeited amounts are used to reduce Company contributions. As of December 31, 2025 and 2024, forfeited non-vested account balances totaled $98,661 and $26,778, respectively. In 2025 and 2024, employer contributions were reduced by $2,492,445 and $2,824,004, respectively, from forfeited non-vested accounts.

Participant Loans

The Plan provides for loans to active participants, which are considered a participant-directed investment of his/her account. The loan is a Plan asset, but only the borrowing participant’s account shares in the interest paid on the loan or bears any expense or loss incurred because of the loan. The rate of interest is 2% higher than the Federal Reserve “Bank Prime Loan” rate at the time of the loan. The rate is set the day a loan is approved. Loans merged into the Plan come with existing rates at the time of the merger.

The loan rates were as follows:

Participant Loan Dates	Rates
January 1, 2013 to December 16, 2015	5.25%
December 17, 2015 to December 14, 2016	5.50%
December 15, 2016 to March 21, 2017	5.75%
March 22, 2017 to June 20, 2017	6.00%
June 21, 2017 to December 19, 2017	6.25%
December 20, 2017 to March 27, 2018	6.50%
March 28, 2018 to June 19, 2018	6.75%
June 20, 2018 to October 2, 2018	7.00%
October 3, 2018 to December 25, 2018	7.25%
December 26, 2018 to August 6, 2019	7.50%
August 7, 2019 to September 24, 2019	7.25%
September 25, 2019 to November 5, 2019	7.00%
November 6, 2019 to March 3, 2020	6.75%
March 4, 2020 to March 10, 2020	6.68%
March 11, 2020 to March 17, 2020	6.25%
March 18, 2020 to March 24, 2020	5.82%
March 25, 2020 to March 22, 2022	5.25%
March 23, 2022 to May 10, 2022	5.50%
May 11, 2022 to June 21, 2022	6.00%
June 22, 2022 to August 2, 2022	6.75%
August 3, 2022 to September 27, 2022	7.50%
September 28, 2022 to November 8, 2022	8.25%
November 9, 2022 to December 20, 2022	9.00%
December 21, 2022 to February 7, 2023	9.50%
February 8, 2023 to March 28, 2023	9.75%
March 29, 2023 to May 9, 2023	10.00%
May 10, 2023 to August 1, 2023	10.25%
August 2, 2023 to September 24, 2024	10.50%
September 25, 2024 to November 12, 2024	10.00%
November 13, 2024 to November 19, 2024	9.79%
November 20, 2024 to December 24, 2024	9.75%
December 25, 2024 to September 16, 2025	9.50%
September 17, 2025 to September 23, 2025	9.46%
September 24, 2025 to November 4, 2025	9.25%
November 5, 2025 to December 16, 2025	9.00%
December 17, 2025 to December 31, 2025	8.75%

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan terminates, affected participants will become fully vested in their accounts.